Common Stock Subject to Possible Redemption (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Graf Acquisition Corp. IV [Member]
Schedule of common stock subject to possible redemption

Common stock subject to possible redemption as of December 31, 2021	$171,615,000
Plus:
Waiver of offering costs allocated to common stock subject to possible redemption	3,724,646
Less:
Adjustment for accretion of common stock subject to possible redemption amount	(2,175,524)
Common stock subject to possible redemption as of December 31, 2022	173,164,122
Plus:
Waiver of offering costs allocated to common stock subject to possible redemption	12,467
Adjustment for accretion of common stock subject to possible redemption amount	1,507,323
Common stock subject to possible redemption as of March 31, 2023	174,683,912
Plus:
Adjustment for accretion of common stock subject to possible redemption amount	1,408,829
Less:
Redemptions	(113,296,457)
Common stock subject to possible redemption as of June 30, 2023	$62,796,284

The common stock subject to possible redemption reflected on the balance sheets is reconciled on the following table:

Gross proceeds from Initial Public Offering	$171,615,000
Less:
Fair value of Public Warrants at issuance	(7,894,290)
Offering costs allocated at common stock subject to possible redemption	(9,494,877)
Plus:
Accretion on common stock subject to possible redemption	17,389,167
Common stock subject to possible redemption as of December 31, 2021	171,615,000
Plus:
Waiver of offering costs allocated to common stock subject to possible redemption	3,724,646
Less:
Adjustment for accretion of common stock subject to possible redemption amount	(2,175,524)
Common stock subject to possible redemption as of December 31, 2022	$173,164,122